Commitments and Contingencies (Details)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Commitments and Contingencies (Details) [Line Items]
Percentage of gross proceeds from initial public offering	3.50%	3.50%
Gross proceeds of initial public offering	$ 8,042,149	$ 8,042,149
Percentage of fee allocable	33.00%	33.00%
FF Intelligent Mobility Global Holdings Ltd [Member]
Commitments and Contingencies (Details) [Line Items]
Contingent liabilities	$ 13,127,000	$ 6,025,000	$ 6,025,000	$ 10,780,000
General and administrative expense	6,309,000		6,082,000
Cash settled	2,850,000			890,000
Rent expense			$ 2,452,000	$ 4,282,000
Number of pending legal matters		4	4	6
Legal claims settled amount			$ 2,500,000
Loss from settlement of legal matter	2,255,000
Vendor payments			6,082,000
Reversed contingent liabilities				$ 12,960,000
Termination claim settled				550,000
Vendor Trust [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Commitments and Contingencies (Details) [Line Items]
Vendor was settled amount				4,500,000
Accounts Payable [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Commitments and Contingencies (Details) [Line Items]
Contingent liabilities, current	12,333,000
Accrued Liabilities [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Commitments and Contingencies (Details) [Line Items]
Contingent liabilities, current	$ 794,000	$ 5,025,000	5,025,000
Other Liabilities [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Commitments and Contingencies (Details) [Line Items]
Contingent liabilities, current		1,000,000	1,000,000	3,305,000
Non-current contingent liabilities		$ 1,000,000	$ 1,000,000	7,475,000
Settled Legal Matter [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Commitments and Contingencies (Details) [Line Items]
Reversed contingent liabilities				$ 1,725,000
Class A Ordinary Stock [Member] | FF Intelligent Mobility Global Holdings Ltd [Member]
Commitments and Contingencies (Details) [Line Items]
Issue stock options (in Shares) | shares	6,000,000
Exercise price per share (in Dollars per share) | $ / shares	$ 0.36